LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Schedule of Supplemental Balance Sheet Information Related Operating Leases
Supplemental balance sheet information related to operating leases is as follows:

	December 31,
	2020	2019

Operating lease ROU assets	$3,352	$3,492
Operating lease liabilities, current	$952	$919
Operating lease liabilities, long-term	$2,398	$2,515
Weighted average remaining lease term (in years)	2.41	2.92
Weighted average discount rate	3.18%	3.64%

Schedule of Maturities of Operating Lease Liabilities
Future lease payments under operating leases as of December 31, 2020, are as follows:

December 31,
2021	$1,074
2022	692
2023	418
2024	354
2025	355
2026 and thereafter	875

Total future lease payments	$3,768
Less - imputed interest	(418)

Total lease liability balance	$3,350